CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 6,984	$ 6,946
Accounts receivable	5,374	5,350
Inventories	3,921	3,966
Deferred income taxes.	801	735
Other Current Assets	1,264	1,401
Total current assets	18,344	18,398
Other non-current assets	2,639	2,591
Property, plant and equipment, net	6,693	6,544
Identifiable intangible assets, net	9,544	7,675
Goodwill	20,700	19,025
Total assets	57,920	54,233
Current liabilities:
Short-term debt	2,882	1,585
Sales Reserves And Allowances	6,196	6,601
Accounts payable and accruals	3,855	3,594
Other current liabilities	1,478	1,225
Total current liabilities	14,411	13,005
Long-term liabilities:
Deferred income taxes	2,097	1,748
Other taxes and long term liabilities	1,353	1,195
Senior notes and loans	8,036	8,358
Total long term liabilities	11,486	11,301
Total liabilities	25,897	24,306
Teva shareholders' equity:
Preferred Shares	3,620	3,291
Ordinary shares	52	52
Additional paid-in capital	18,236	17,757
Retained earnings	14,990	14,851
Accumulated other comprehensive loss	(2,544)	(1,955)
Treasury shares	(4,204)	(4,227)
Stockholders' equity attributable to Teva shareholders	30,150	29,769
Non-controlling interests	1,873	158
Total equity	32,023	29,927
Total liabilities and equity	$ 57,920	$ 54,233